OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Deferred charter revenue	$ 304	$ 1,653
Other	3,904	6,067
Total other current liabilities	$ 3,600	$ 4,414